Loan Commitments and Other Related Activities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to make loans [Member]
Contractual amounts of financial instruments
Contractual amounts of financial instruments with off-balance-sheet risk	$ 6,996	$ 3,376
Unused lines of Credit [Member]
Contractual amounts of financial instruments
Contractual amounts of financial instruments with off-balance-sheet risk	61,592	46,862
Overdraft protection [Member]
Contractual amounts of financial instruments
Contractual amounts of financial instruments with off-balance-sheet risk	12,264	11,664
Letter of Credit [Member]
Contractual amounts of financial instruments
Contractual amounts of financial instruments with off-balance-sheet risk	$ 288	$ 266